                                  (PNC(R) LOGO)

                    PNC ALTERNATIVE STRATEGIES TEDI FUND LLC

                          Supplement dated July 1, 2010

            to the Prospectus dated August 3, 2009, as supplemented

THIS SUPPLEMENT CONTAINS IMPORTANT CHANGES TO THE INFORMATION CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

A. THE PORTION OF THE CHART LABELED "OFFICERS WHO ARE NOT DIRECTORS" UNDER THE HEADING "DIRECTORS AND OFFICERS" UNDER THE SECTION "MANAGEMENT OF THE FUND" ON PAGE 44 OF THE PROSPECTUS IS DELETED AND REPLACED IN ITS ENTIRETY WITH THE
FOLLOWING:

                             POSITION WITH THE
                                FUND AND THE
                              MASTER FUND AND
                              LENGTH OF TIME                    PRINCIPAL OCCUPATION(S)
NAME AND AGE OF OFFICER           SERVED                          IN THE PAST 5 YEARS
-----------------------    --------------------   --------------------------------------------------
Kevin A. McCreadie--49     President since        President and Chief Executive Officer, PNC Capital
                           inception to           Advisors, LLC (formerly PNC Capital Advisors,
                           present                Inc.), since March 2004; Chief Investment Officer
                                                  of PNC Capital Advisors, LLC since 2002; Chief
                                                  Investment Officer of PNC Asset Management Group
                                                  since 2007; Executive Vice President of PNC Bank,
                                                  N.A. since 2007; Partner of Brown Investment
                                                  Advisory & Trust Company, 1999-2002.

Jennifer E. Spratley--41   Vice President since   Managing Director and Head of Fund Administration,
                           March 2008 Treasurer   PNC Capital Advisors, LLC (formerly PNC Capital
                           from September 2007    Advisors, Inc.) since 2007; Treasurer, PNC Capital
                           to June 2010           Advisors, Inc., September 2007 - September 2009;
                                                  Unit Leader, Fund Accounting and Administration,
                                                  SEI Investments Global Funds Services 2005 to
                                                  2007; Fund Accounting Director, SEI Investments
                                                  Global Funds Services 1999 to 2007.

George L. Stevens--59      Assistant Vice         Director - CCO Services, Beacon Hill Fund
                           President and Chief    Services, Inc. (distributor services, chief
                           Compliance Officer     compliance officer services and/or chief financial
                           since 2008 to          officer services) since 2008; Vice President, Citi
                           present                Fund Services Ohio, Inc. 1995-2008.

                             POSITION WITH THE
                                FUND AND THE
                              MASTER FUND AND
                              LENGTH OF TIME                    PRINCIPAL OCCUPATION(S)
NAME AND AGE OF OFFICER           SERVED                          IN THE PAST 5 YEARS
-----------------------    --------------------   --------------------------------------------------
John F. Kernan--45         Treasurer since June   Senior Vice President and Director of Financial
                           2010 to present        Fund Administration, PNC Capital Advisors, LLC
                                                  (formerly Allegiant Asset Management Company),
                                                  since July 2004; Senior Vice President, National
                                                  City Bank, June 2004 - September 2009; Senior
                                                  Director of Fund Administration, State Street Bank
                                                  and Trust Company, 1998 - 2004.

Jennifer E. Vollmer--38    Secretary since        Senior Counsel, PNC since 2007; Secretary, PNC
                           inception to present   Capital Advisors, LLC (formerly, PNC Capital
                                                  Advisors, Inc.), since 2001.

Savonne L. Ferguson--36    Assistant Secretary    Vice President and Director of Regulatory Fund
                           since inception to     Administration, PNC Capital Advisors, LLC
                           present                (formerly, PNC Capital Advisors, Inc.) since 2010;
                                                  Vice President, PNC Capital Advisors, Inc.
                                                  2007-2009; Assistant Vice President, PNC Capital
                                                  Advisors, Inc. 2002-2007.

David C. Lebisky--38       Assistant Secretary    Vice President and Senior Director, Regulatory
                           since June 2010 to     Administration, BNY Mellon Investment Servicing
                           present                (US) Inc. (formerly, PNC Global Investment
                                                  Servicing (US) Inc.) since January 2007; Vice
                                                  President and Director, PNC Global Investment
                                                  Servicing (US) Inc., 2002-2007.

B.  NAME CHANGE OF CERTAIN SERVICE PROVIDERS

     PFPC Trust Company, the custodian of the Fund and Master Fund, and PNC Global Investment Servicing (U.S.) Inc., the sub-administrator and escrow agent for the Fund and the Master Fund, were acquired by The BNY Mellon Corporation from The PNC Financial Services Group, Inc. on July 1, 2010. On that date, the name of PNC Global Investment Servicing (U.S.) Inc. was changed to BNY Mellon Investment Servicing (US) Inc. In late 2010 or early 2011 the name of PFPC Trust Company will also be changed.

        Please contact the PNC Alternative Strategies TEDI Fund at (800)
                         239-0418 for more information.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                    SP-PTED-0710